General And Administrative Expenses - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Professional Fees	$ 2,355,278	$ 3,021,899
General and Administrative Expense	10,924,135	7,484,105
Other Research and Development Expense	578,814	472,194
Research and Development Expense	16,079,276	$ 20,363,124
Previously Reported [Member]
Legal Fees	200,101
Professional Fees	2,821,798
General and Administrative Expense	7,284,004
Other Research and Development Expense	672,295
Research and Development Expense	$ 20,563,225